EQUIPMENT LOANS (Tables)	12 Months Ended
Dec. 31, 2019
Equipment Loans
Schedule of Equipment Loans

	December 31,	December 31,
	2019	2018
Not later than one year	$228	$550
Later than one year and not later than five years	73	428
Less: Future interest charges	(12)	(50)
Present value of loan payments	289	928
Less: current portion	(199)	(517)
Non-current portion	$90	$411